Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets

(7) Intangible Assets

The following table presents our intangible assets as of December 31:

	2011		2010
(Amounts in millions)	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
PVFP	$1,972	$(1,807)	$2,075	$(1,733)
Capitalized software	617	(426)	560	(364)
Deferred sales inducements to contractholders	151	(70)	143	(48)
Other	190	(47)	156	(45)

Total	$2,930	$(2,350)	$2,934	$(2,190)

Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2011, 2010 and 2009 was $138 million, $116 million and $87 million, respectively. Amortization expense related to deferred sales inducements of $22 million, $19 million and $7 million, respectively, for the years ended December 31, 2011, 2010 and 2009 was included in benefits and other changes in policy reserves.

Present Value of Future Profits

The following table presents the activity in PVFP as of and for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Unamortized balance as of January 1	$430	$487	$532
Interest accreted at 5.7%, 5.7% and 5.7%	22	26	29
Amortization	(96)	(83)	(67)
Other(1)	(17)	—	—
Cumulative effect of change in accounting (2)	—	—	(7)

Unamortized balance as of December 31	339	430	487
Accumulated effect of net unrealized investment (gains) losses	(174)	(88)	46

Balance as of December 31	$165	$342	$533

(1)	Relates to the sale of the Medicare supplement insurance business.
(2)	On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $2 million on PVFP.

The percentage of the December 31, 2011 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

2012	7.6%
2013	6.4%
2014	6.8%
2015	8.3%
2016	8.6%

Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.